Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Raw materials	90,882	106,667
Work-in-process	11,003	15,089
Finished goods	58,896	55,395
Total	160,781	177,151